COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:-COMMITMENTS AND CONTINGENT LIABILITIES

Litigation:

1.On April 4, 2016, F5 Networks, Inc. ("F5") filed a lawsuit against the Company’s Subsidiary ("Radware Inc.") in the United States District Court for the Western District of Washington, alleging infringement of three U.S. patents of F5 relating to Radware Inc. ADC and WAF products. On December 16, 2016, the Company filed an amended counterclaim in this action for patent infringement of a recently issued Radware patent directed to outbound link load balancing. In June 2017, the case was transferred to the United States District Court for the Northern District of California. On November 19, 2018, the Court granted partial summary judgment of non-infringement of the Company’s patent. In May 2019, the Company reached a mutual confidential settlement of this claim with F5 without any admission of liability by either party.

2.From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and believes that it had provided an adequate accrual to cover the costs to resolve the such legal proceedings, demands and claims.